Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Stockholder Return (5) ($)	Peer Group Total Stockholder Return (6) ($)	Net Loss (7) ($ thousands)	Company Selected Measure: NOI (8) ($ thousands)
2023	20,235,912	15,716,754	5,946,176	4,937,703	44	62	(259,744)	374,638
2022	9,325,413	8,046,688	2,997,166	2,201,029	48	61	(36,403)	397,088
2021	9,746,050	6,593,381	3,462,015	2,980,168	65	97	(20,354)	383,788
2020	9,297,893	3,942,462	2,484,614	1,131,946	68	80	(24,704)	404,727

(1)	Reflects the compensation amounts reported in the SCT for our PEO, Mr. Behler, for each of the respective years shown.

(2)	CAP to our PEO is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for Mr. Behler is set forth following the footnotes to this table.

(3)	For 2023 and 2022, Other NEOs are Messrs. Paes, Brindley, and Johnson; for 2021 and 2020, Other NEOs are Messrs. Paes, Brindley, Johnson and Mr. David Zobel, former Executive Vice President, Head of Acquisitions.

(4)	Average CAP to our Other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for the average of the Other NEOs is set forth following the footnotes to this table.

(5)	Represents the cumulative TSR of the Company for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.

(6)	Represents the cumulative TSR of the MSCI US REIT/Office REIT Index, which is an industry index reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.

(7)	The Company’s Net Loss as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.

(8)	The Company’s NOI, which is the Company-Selected Measure, and a non-GAAP measure discussed in our Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	NOI
Named Executive Officers, Footnote
(1)	Reflects the compensation amounts reported in the SCT for our PEO, Mr. Behler, for each of the respective years shown.
(3)	For 2023 and 2022, Other NEOs are Messrs. Paes, Brindley, and Johnson; for 2021 and 2020, Other NEOs are Messrs. Paes, Brindley, Johnson and Mr. David Zobel, former Executive Vice President, Head of Acquisitions.

Peer Group Issuers, Footnote
(6)	Represents the cumulative TSR of the MSCI US REIT/Office REIT Index, which is an industry index reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.

PEO Total Compensation Amount	$ 20,235,912	$ 9,325,413	$ 9,746,050	$ 9,297,893
PEO Actually Paid Compensation Amount	$ 15,716,754	8,046,688	6,593,381	3,942,462
Adjustment To PEO Compensation, Footnote
(2)	CAP to our PEO is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for Mr. Behler is set forth following the footnotes to this table.

Reconciliation of SCT Total Compensation to CAP

	2023		2022		2021		2020
		Average		Average		Average		Average
		Other		Other		Other		Other
		Non-PEO		Non-PEO		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	20,235,912	5,946,176	9,325,413	2,997,166	9,746,050	3,462,015	9,297,893	2,484,614
Add (Subtract):
Stock award and option value
reported in SCT for the covered year	(17,250,000)	(4,539,583)	(6,250,000)	(1,569,167)	(6,250,000)	(2,041,875)	(6,524,028)	(1,401,453)
Year-end fair value of equity awards
granted during fiscal year that are outstanding
and unvested at year-end	15,897,136	4,217,542	5,714,133	1,301,013	5,985,523	1,987,166	3,864,110	818,366
Year-over-Year change in fair value of awards
granted in any prior fiscal year that are
outstanding and unvested at year-end	(1,244,064)	(420,204)	(881,161)	(656,817)	(1,195,684)	(248,814)	(2,080,515)	(664,014)
Change in fair value from prior year-end to
vesting date of awards granted in any prior
year that vested during the fiscal year	(2,167,379)	(376,547)	(62,571)	18,256	(1,867,338)	(252,966)	(869,466)	(177,521)
Value of dividends or other earnings paid on
unvested T-LTIP units not otherwise reflected
in fair value or total compensation	245,149	110,319	200,874	110,578	174,830	74,642	254,468	71,954
Compensation Actually Paid	15,716,754	4,937,703	8,046,688	2,201,029	6,593,381	2,980,168	3,942,462	1,131,946

The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair values of stock options and AOLTIP awards were determined using a Black-Scholes option-pricing model with assumptions applicable to each valuation date. The fair values of P-LTIP awards were determined using a Monte Carlo simulation analysis, and for awards tied to NOI goals, assume approximately target performance for NOI. The fair value of T-LTIP awards were based on the Company’s closing stock price on each valuation date. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,946,176	2,997,166	3,462,015	2,484,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,937,703	2,201,029	2,980,168	1,131,946
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Average CAP to our Other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for the average of the Other NEOs is set forth following the footnotes to this table.

Reconciliation of SCT Total Compensation to CAP

	2023		2022		2021		2020
		Average		Average		Average		Average
		Other		Other		Other		Other
		Non-PEO		Non-PEO		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)	($)	($)	($)	($)
Summary Compensation Table Total	20,235,912	5,946,176	9,325,413	2,997,166	9,746,050	3,462,015	9,297,893	2,484,614
Add (Subtract):
Stock award and option value
reported in SCT for the covered year	(17,250,000)	(4,539,583)	(6,250,000)	(1,569,167)	(6,250,000)	(2,041,875)	(6,524,028)	(1,401,453)
Year-end fair value of equity awards
granted during fiscal year that are outstanding
and unvested at year-end	15,897,136	4,217,542	5,714,133	1,301,013	5,985,523	1,987,166	3,864,110	818,366
Year-over-Year change in fair value of awards
granted in any prior fiscal year that are
outstanding and unvested at year-end	(1,244,064)	(420,204)	(881,161)	(656,817)	(1,195,684)	(248,814)	(2,080,515)	(664,014)
Change in fair value from prior year-end to
vesting date of awards granted in any prior
year that vested during the fiscal year	(2,167,379)	(376,547)	(62,571)	18,256	(1,867,338)	(252,966)	(869,466)	(177,521)
Value of dividends or other earnings paid on
unvested T-LTIP units not otherwise reflected
in fair value or total compensation	245,149	110,319	200,874	110,578	174,830	74,642	254,468	71,954
Compensation Actually Paid	15,716,754	4,937,703	8,046,688	2,201,029	6,593,381	2,980,168	3,942,462	1,131,946

The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair values of stock options and AOLTIP awards were determined using a Black-Scholes option-pricing model with assumptions applicable to each valuation date. The fair values of P-LTIP awards were determined using a Monte Carlo simulation analysis, and for awards tied to NOI goals, assume approximately target performance for NOI. The fair value of T-LTIP awards were based on the Company’s closing stock price on each valuation date. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Company CAP and TSR

The graphs below illustrate the relationship between CAP and our TSR for the PEO (top) and Average Other NEOs (bottom) for each of the past four fiscal years. SCT total compensation is also shown for reference. The FY2023 values include the grant date fair value (SCT) and the fair value as of December 31, 2023 (CAP) for the Incentive and Retention Plan awards, which were intended to replace the 2024 and 2025 annual equity awards.

Compensation Actually Paid vs. Net Income

Relationship between CAP, Net Loss, and NOI

The graph below illustrates the relationship between the CAP values for the PEO and Average Other NEOs and our Net Loss and NOI. Net Loss is not used as a metric in our annual or long-term incentive plans, and NOI is used in our long-term incentive plan. The FY2023 CAP values include the fair value as of December 31, 2023 for the Incentive and Retention Plan awards, which were intended to replace the 2024 and 2025 annual equity awards.

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP, Net Loss, and NOI

The graph below illustrates the relationship between the CAP values for the PEO and Average Other NEOs and our Net Loss and NOI. Net Loss is not used as a metric in our annual or long-term incentive plans, and NOI is used in our long-term incentive plan. The FY2023 CAP values include the fair value as of December 31, 2023 for the Incentive and Retention Plan awards, which were intended to replace the 2024 and 2025 annual equity awards.

Total Shareholder Return Vs Peer Group

Relationship between the Company’s TSR and Peer Group TSR

The graph below illustrates the relationship between our four-year cumulative TSR and that of the MSCI US REIT/Office REIT Index, which is the “Peer Group” used in the pay-versus-performance table above.

Tabular List, Table

Tabular List of Performance Measures

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

●	NOI
●	Relative TSR
●	Core FFO Per Share
●	Square Footage of Signed Leases
●	Same Store Leased Occupancy
●	Corporate Overhead (general and administrative expenses)
●	Fundraising (value of capital raised through funds and joint ventures)

NOI is the primary performance metric used to determine payout of P-LTIP units awarded under our 2023 Performance Program. See page 63 for the description of the 2023 Performance Program.

Total Shareholder Return Amount	$ 44	48	65	68
Peer Group Total Shareholder Return Amount	62	61	97	80
Net Income (Loss)	$ (259,744,000)	$ (36,403,000)	$ (20,354,000)	$ (24,704,000)
Company Selected Measure Amount	374,638,000	397,088,000	383,788,000	404,727,000
PEO Name	Mr. Behler
Measure:: 1
Pay vs Performance Disclosure
Name	NOI
Non-GAAP Measure Description
(8)	The Company’s NOI, which is the Company-Selected Measure, and a non-GAAP measure discussed in our Annual Report on Form 10-K for the year ended December 31, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Core FFO Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Square Footage of Signed Leases
Measure:: 5
Pay vs Performance Disclosure
Name	Same Store Leased Occupancy
Measure:: 6
Pay vs Performance Disclosure
Name	Corporate Overhead (general and administrative expenses)
Measure:: 7
Pay vs Performance Disclosure
Name	Fundraising (value of capital raised through funds and joint ventures)
PEO | Stock award and option value reported in SCT for the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,250,000)	$ (6,250,000)	$ (6,250,000)	$ (6,524,028)
PEO | Year-end fair value of equity awards granted during fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,897,136	5,714,133	5,985,523	3,864,110
PEO | Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,244,064)	(881,161)	(1,195,684)	(2,080,515)
PEO | Change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,167,379)	(62,571)	(1,867,338)	(869,466)
PEO | Value of dividends or other earnings paid on unvested LTIP units not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,149	200,874	174,830	254,468
Non-PEO NEO | Stock award and option value reported in SCT for the covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,539,583)	(1,569,167)	(2,041,875)	(1,401,453)
Non-PEO NEO | Year-end fair value of equity awards granted during fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,217,542	1,301,013	1,987,166	818,366
Non-PEO NEO | Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,204)	(656,817)	(248,814)	(664,014)
Non-PEO NEO | Change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,547)	18,256	(252,966)	(177,521)
Non-PEO NEO | Value of dividends or other earnings paid on unvested LTIP units not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 110,319	$ 110,578	$ 74,642	$ 71,954